Net Loss Per Share Attributable to Common Stockholders (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
Net Loss Per Share Attributable to Common Stockholders
Schedule of computation of basic and diluted net loss per share

	Three months ended		Nine months ended
	November 30,		November 30,
	2020	2019	2020	2019
Net loss	$(16,595)	$(18,297)	$(45,926)	$(49,226)
Weighted-average shares used in computing net loss per share	51,578,863	5,776,478	30,635,348	5,351,313
Net loss per share attributable to common stockholders, basic and diluted	$(0.32)	$(3.17)	$(1.50)	$(9.20)

	Fiscal year
	2019	2020
Net loss	$(56,496)	$(51,365)
Net loss per common share, basic and diluted	$(12.17)	$(9.13)
Weighted‑average shares used to compute net loss per common share, basic and diluted	4,641,256	5,626,713

Schedule of common stock were excluded from the computation of diluted net loss per share attributable to common stockholders

	November 30,
	2020	2019
Stock options	9,303,810	9,069,217
Unvested restricted stock units	85,310	—
Common stock warrants	—	317,882
Total	9,389,120	9,387,099

	Fiscal year
	2019	2020
Stock options	8,147,544	7,996,056
Common stock warrants	182,288	317,861
Total	8,329,832	8,313,917